Business Combinations - Summary of Business Divestments Transactions (Detail)	12 Months Ended
Dec. 31, 2025
IoT [Member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	IoT
Divestments, Description	IoT accelerator and connected vehicle cloud businesses and related assets.
Business Divestments, transaction date	Mar 1 2023
iconectiv [Member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	iconectiv
Divestments, Description	A US company providing network number portability solutions and data exchange services.
Business Divestments, transaction date	Aug 1 2025